Impact of Foreign Exchange Exposure (Detail) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Possible Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ 2,146,197	R$ 21,113	R$ 20,759
Remote Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	4,292,393	42,225	41,518
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(11,917,064)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	10,730,981	(105,563)	(103,794)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	19,380,229
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(9,628)	(3,298)	(3,785)
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	3,483,640
Foreign Exchange Risk Sensitivity Analysis | Possible Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(206,196)	(102,265)	(100,009)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(14,300,477)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	12,877,177	(126,676)	(124,553)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	23,256,275
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(11,553)	(3,958)	(4,542)
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	4,180,368
Foreign Exchange Risk Sensitivity Analysis | Remote Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(247,436)	(122,718)	(120,011)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(9,533,652)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	8,584,784	(84,451)	(83,035)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | US dollar
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	15,504,183
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | US dollar | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	(7,702)	(2,639)	(3,028)
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | Euro
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	2,786,912
Foreign Exchange Risk Sensitivity Analysis | Probable Scenario | Foreign Exchange Contract | Euro | Cash
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total associated to exchange rates	R$ (164,957)	R$ (81,812)	R$ (80,007)